Income Taxes - Summary of Components of Income Tax Expense (Benefit) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	[1]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Federal				$ 0	$ 0	$ 0
State				93	0	0
Foreign				0	(341)	241
Current income tax expense (benefit)				93	(341)	241
Deferred
Federal				0	131,766	(508)
State				0	47,652	(334)
Foreign				0	0	0
Deferred income tax expense (benefit)				0	179,418	(842)
Provision for (benefit from) income taxes	$ 9	$ 0		$ 93	$ 179,077	$ (601)

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.